8. INVESTMENTS (Details Narrative) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of fair value measurement of assets [line items]
Expenses	R$ (1,380,193)	R$ (1,254,179)
Consorcio da Usina Hidrelectrica de Igarapava
Disclosure of fair value measurement of assets [line items]
Property, plant and equipment	24,759	25,921
Expenses	R$ 5,966	R$ 6,041